Derivative Financial Instruments and Hedge Accounting - Summary of Gains and Losses from Hedging Instruments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gains And Losses From Hedging Instruments And Hedged Items Attributable To The Hedged [Abstract]
Income tax effect	₩ (1,913)	₩ (25,049)	₩ (21,534)
Income tax effect	4,931	24,936	25,599
Fair value hedge
Gains And Losses From Hedging Instruments And Hedged Items Attributable To The Hedged [Abstract]
Hedge ineffectiveness recognized in profit or loss	4,401	19,819	(6,089)
Gains (losses) on hedging instruments	(36,372)	(104,354)	(187,364)
Gains (losses) on the hedged items attributable to the hedged risk	35,011	124,142	188,556
Total	(1,361)	19,788	1,192
Interest rate
Gains And Losses From Hedging Instruments And Hedged Items Attributable To The Hedged [Abstract]
Hedge ineffectiveness recognized in profit or loss	6,513	(550)	(12,058)
Currency
Gains And Losses From Hedging Instruments And Hedged Items Attributable To The Hedged [Abstract]
Hedge ineffectiveness recognized in profit or loss	(2,112)	20,369	5,969
Cash Flow Hedge
Gains And Losses From Hedging Instruments And Hedged Items Attributable To The Hedged [Abstract]
Gains (losses) on hedging instruments	8,831	76,391	96,491
Effective portion of gains (losses) on cash flow hedging instruments (recognized in other comprehensive income or loss)	7,328	71,754	95,478
Ineffective portion of gains (losses) on cash flow hedging instruments (recognized in profit or loss)	1,503	4,637	1,013
Reclassification to profit or loss	48,508	(20,537)	(53,080)
Income tax effect	(1,913)	(25,049)	(21,534)
Other comprehensive income (loss) after tax	53,923	26,168	20,864
Hedge of net investments in foreign operations
Gains And Losses From Hedging Instruments And Hedged Items Attributable To The Hedged [Abstract]
Gains (losses) on hedging instruments	(19,590)	(104,021)	(88,729)
Effective portion of gains(losses) on hedge of net investments in foreign operations(amount recognized in other comprehensive income)	(19,590)	(104,021)	(88,729)
Ineffective portion of gains(losses) on hedge of net investments in foreign operations (amount recognized in profit or loss)	0	0	0
Reclassification to profit or loss	0	0	5,195
Income tax effect	4,931	24,936	25,599
Other comprehensive income (loss) after tax	₩ (14,659)	₩ (79,085)	₩ (57,935)